Equity Method Investments (Diana Mariners) (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 58,382		$ 53,875
Accounts receivable, trade	6,683		3,739
Loss from equity method investments (Note 3)	$ (418)	$ (747)
Diana Mariners [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	24.00%
Equity method investments	$ 22		383
Accounts receivable, trade	981		$ 760
Loss from equity method investments (Note 3)	$ (361)	$ (24)
Loan maturity term	10 years
Loan amount	$ 400